ASSET MANAGEMENT AND OTHER SERVICES (Tables)	12 Months Ended
Dec. 31, 2023
ASSET MANAGEMENT AND OTHER SERVICES
Schedule of asset management and other services

	Portfolio		Net Worth		Number of Units
Asset Management and Other Services	12/31/2023	12/31/2022	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Premier Renta CP en Pesos	380,619,005	316,582,012	380,172,685	316,166,149	30,510,651,741	16,191,115,975
Premier Renta Plus en Pesos	3,260,932	2,090,125	3,247,937	2,084,021	48,164,279	21,721,110
Premier Renta Fija Ahorro	24,617,614	40,187,284	24,116,283	39,784,914	227,991,276	712,483,562
Premier Renta Fija Crecimiento	17,913,457	641,244	17,902,111	639,560	9,532,812,035	4,920,585
Premier Renta Variable	5,434,772	1,866,615	5,391,565	1,819,387	12,205,660	5,946,886
Premier Abierto Pymes	6,595,058	3,994,108	6,584,296	3,850,229	142,666,395	75,458,259
Premier Commodities	3,683,693	3,265,006	2,855,401	2,503,929	22,338,558	24,979,798
Premier Capital	17,873,205	20,829,260	16,706,424	20,711,697	380,115,435	476,377,885
Premier Inversión	1,700,578	3,937,376	1,641,637	3,935,483	342,850,074	1,052,023,732
Premier Balanceado	2,024,585	5,261,344	2,023,195	4,268,732	32,648,809	102,340,389
Premier Renta Mixta	27,039,839	11,850,160	26,844,120	11,821,402	2,641,477,623	616,247,881
Premier Renta Mixta en Dólares	2,727,823	882,545	2,673,654	740,786	4,995,316	2,569,639
Premier Performance Dólares	10,878,143	1,688,421	10,598,408	1,672,424	15,351,225	4,468,523
Premier Global USD	591,810	206,295	577,257	203,536	640,443	321,553
Premier Estratégico	7,390,764	4,565,186	7,385,116	4,561,157	832,710,848	832,710,848
Premier FCI Sustentable ASG	327,434	—	326,726	—	172,449,306	—